Long-term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Long-Term Debt
Long-term debt consists of the following at June 30, 2020 and December 31, 2019:

	June 30, 2020
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$598,339	$12,697	$585,642
Accounts Receivable Securitization Program	—	667	(667)
5% Senior Subordinated Notes	535,000	2,786	532,214
5 3/4% Senior Notes	653,988	7,171	646,817
4 7/8% Senior Notes	400,000	5,790	394,210
4% Senior Notes	400,000	5,610	394,390
3 3/4% Senior Notes	600,000	8,394	591,606
Other notes with various rates and terms	11,687	—	11,687

	3,199,014	43,115	3,155,899
Less current maturities	(9,120)	—	(9,120)

Long-term debt, excluding current maturities	$3,189,894	$43,115	$3,146,779

	December 31, 2019
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,127,069	$9,077	$1,117,992
Accounts Receivable Securitization Program	175,000	846	174,154
5% Senior Subordinated Notes	535,000	3,237	531,763
5 3/8% Senior Notes	510,000	3,502	506,498
5 3/4% Senior Notes	654,345	7,752	646,593
Other notes with various rates and terms	3,118	—	3,118

	3,004,532	24,414	2,980,118
Less current maturities	(232,595)	(6,081)	(226,514)

Long-term debt, excluding current maturities	$2,771,937	$18,333	$2,753,604

Long-term debt consists of the following at December 31, 2019 and 2018:

	December 31, 2019
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,127,069	$9,077	$1,117,992
Accounts Receivable Securitization Program	175,000	846	174,154
5% Senior Subordinated Notes	535,000	3,237	531,763
5 3/8% Senior Notes	510,000	3,502	506,498
5 3/4% Senior Notes	654,345	7,752	646,593
Other notes with various rates and terms	3,118	—	3,118

	3,004,532	24,414	2,980,118
Less current maturities	(232,595)	(6,081)	(226,514)

Long-term debt, excluding current maturities	$2,771,937	$18,333	$2,753,604

	December 31, 2018
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,291,088	$11,576	$1,279,512
Accounts Receivable Securitization Program	175,000	1,168	173,832
5% Senior Subordinated Notes	535,000	4,104	530,896
5 3/8% Senior Notes	510,000	4,262	505,738
5 3/4% Senior Notes	400,000	4,754	395,246
Other notes with various rates and terms	3,464	—	3,464

	2,914,552	25,864	2,888,688
Less current maturities	(209,365)	(5,245)	(204,120)

Long-term debt, excluding current maturities	$2,705,187	$20,619	$2,684,568

Summary of Long-Term Debt Contractual Maturities
Long-term debt contractual maturities are as follows:

	Debt	Deferred financing costs	Debt, net of deferred financing costs
2020	$232,595	$6,081	$226,514
2021	$74,487	$6,205	$68,282
2022	$426,971	$4,677	$422,294
2023	$541,989	$3,480	$538,509
2024	$517,008	$2,216	$514,792
Later years	$1,211,482	$1,755	$1,209,727

Schedule of Maturities of Long Term Debt
The Term A loans mature on May 15, 2022 and the Term B loans mature on March 16, 2025. The remaining quarterly installments are scheduled to be paid on each March 31, June 30, September 30 and December 31 as follows:

Principal Payment Date	Term A	Term B
March, 31 2020-June 30, 2020	$8,438	$1,500
September 30, 2020-March 31, 2022	$16,875	$1,500
Term A Loan Maturity May 15, 2022	$253,125	$—
June 30, 2022-December 31, 2024	$—	$1,500
Term B Loan Maturity March 16, 2025	$—	$559,500

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Long-Term Debt
Long-term debt consists of the following at December 31, 2019 and 2018:

	December 31, 2019
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,127,069	$9,077	$1,117,992
Accounts Receivable Securitization Program	175,000	846	174,154
5% Senior Subordinated Notes	535,000	3,237	531,763
5 3/8% Senior Notes	510,000	3,502	506,498
5 3/4% Senior Notes	654,345	7,752	646,593
Other notes with various rates and terms	3,118	—	3,118

	3,004,532	24,414	2,980,118
Less current maturities	(232,595)	(6,081)	(226,514)

Long-term debt, excluding current maturities	$2,771,937	$18,333	$2,753,604

	December 31, 2018
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,291,088	$11,576	$1,279,512
Accounts Receivable Securitization Program	175,000	1,168	173,832
5% Senior Subordinated Notes	535,000	4,104	530,896
5 3/8% Senior Notes	510,000	4,262	505,738
5 3/4% Senior Notes	400,000	4,754	395,246
Other notes with various rates and terms	3,464	—	3,464

	2,914,552	25,864	2,888,688
Less current maturities	(209,365)	(5,245)	(204,120)

Long-term debt, excluding current maturities	$2,705,187	$20,619	$2,684,568

Summary of Long-Term Debt Contractual Maturities
Long-term debt contractual maturities are as follows:

	Debt	Deferred financing costs	Debt, net of deferred financing costs
2020	$232,595	$6,081	$226,514
2021	$74,487	$6,205	$68,282
2022	$426,971	$4,677	$422,294
2023	$541,989	$3,480	$538,509
2024	$517,008	$2,216	$514,792
Later years	$1,211,482	$1,755	$1,209,727